Segmental information - Geographical analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales	£ 13,219	£ 11,753
United States
Disclosure of geographical areas [line items]
Sales	3,617	3,072
India
Disclosure of geographical areas [line items]
Sales	1,599	1,704
Great Britain
Disclosure of geographical areas [line items]
Sales	1,163	1,204
Rest of World
Disclosure of geographical areas [line items]
Sales	£ 6,840	£ 5,773